Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes on Income [Abstract]
Operating Loss Carryforwards	$ 48,300
Israeli corporate tax rate	23.00%	23.00%	23.00%
Capital loss carry forward	$ 133